Note 10 - Warrants (Details) - Warrants Outstanding and Exercisable	Feb. 28, 2014	Aug. 31, 2013	Jul. 31, 2013	Mar. 31, 2013	Feb. 28, 2014 Placement Agent Warrants [Member]	Feb. 28, 2014 Series A Common Share Purchase Warrant [Member]	Feb. 01, 2011 Series A Common Share Purchase Warrant [Member]	Feb. 28, 2014 March 2013 Warrants [Member]	Feb. 28, 2014 July 2013 Warrants [Member]	Jul. 31, 2013 July 2013 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per Item)			2.55	2.10	3.125	2.50	2.50	2.10	2.55
Number outstanding	6,230,300	6,230,300			96,000	3,540,000		1,724,300	870,000
Expiry					March 30, 2014	February 1, 2016		March 22, 2018	July 31, 2018
Shares issuable upon exercise	2,514,575		375,000	0.25	96,000	1,770,000		431,075	217,500	0.25